Gold and Silver Sales (Tables)	3 Months Ended
Mar. 31, 2020
Gold and Silver Sales
Summary of the Company's gold and silver sales

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Three months ended March 31,
	2020		2019
		Ounces		Ounces
	Amount	Sold	Amount	Sold
Gold sales	$10,328	6,560	$—	—
Silver sales	796	49,373	—	—
Total gold and silver sales	$11,124		$—